PREPAYMENTS AND OTHER ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current portion:
Prepaid licensed copyrights	$ 141	877	27,690
Licensed copyrights prepaid assets	4,424	27,447	8,958
Prepayments for jointly produced content	1,107	6,870	15,727
Deposits and prepaid rental fees	1,816	11,267	23,024
Prepaid self-produced content	4,523	28,063	384
Others	6,961	43,192	15,493
Prepayments and other assets, current	18,972	117,716	91,276
Non-current portion:
Prepaid copyrights	60,869	377,668	172,715
Deposits for copyrights and rental fees	5,647	35,035	15,409
Others	3,010	18,674	19,272
Prepayments and other assets, non-current	$ 69,526	431,377	207,396